UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [   ];  Amendment Number:  _________
         This Amendment (check only one):  [   ]   is a restatement.
                                           [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Marc Lasry
Address:     c/o Avenue International Advisors LLC
             535 Madison Avenue, 15th Floor
             New York, NY 10022

Form 13F File Number:     028-10797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc Lasry
Phone:       (212) 850-7511

Signature, Place, and Date of Signing:

/s/ Marc Lasry                 New York, New York              November 15, 2004
-----------------------
     [Signature]                  [City, State]                      [Date]

Report Type:

         [X]     13F HOLDINGS REPORT

         [ ]     13F NOTICE

         [ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          One*

Form 13F Information Table Entry Total:     57

Form 13F Information Table Value Total:     $ 250,154 (in thousands)

List of Other Included Managers:
No.      Form 13F File Number       Name

(1)      028-10796                  Avenue International Advisors, LLC.  As of
                                    July 1, 2004, Avenue International Advisors,
                                    LLC ceased acting as an institutional
                                    investment manager with respect to any
                                    securities reported in the Form 13-F.

* Mr. Lasry is the Managing Member of Avenue International Advisors, LLC.

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
                                                     Market Value  SH/Prn          PUT/  Investment   Other       Voting Authority
Name Of Issuer              Title Of Class    CUSIP    x$1,000       Amt   SH/Prn  CALL  Discretion  Managers   Sole   Shared   None
Alamosa Holdings Inc            Common      011589108     2,943    385,270                Defined             385,270
Alamosa Holdings Inc            Common      011589108     6,893    902,200                Defined             902,200
American Tower Corp             Class A     029912201        34      2,189                Defined               2,189
American Tower Corp             Class A     029912201        84      5,500                Defined               5,500
Avaya Inc.                      Common      053499109     1,091     78,250                Defined              78,250
Avaya Inc.                      Common      053499109     2,788    200,000                Defined             200,000
Ball Corp                       Common      058498106        12        585         Put    Defined                 585
Ball Corp                       Common      058498106        30      1,500         Put    Defined               1,500
Calpine Corp                    Common      131347106       545    188,000                Defined             188,000
Calpine Corp                    Common      131347106     1,160    400,000                Defined             400,000
Conexant Systems Inc            Common      207142100       158     99,000                Defined              99,000
Conexant Systems Inc            Common      207142100       480    300,000                Defined             300,000
Crown Holdings Inc.             Common      228368106     7,515    728,933                Defined             728,933
Crown Holdings Inc.             Common      228368106    18,838  1,827,200                Defined           1,827,200
Darling International Inc.      Common      237266101     9,782  2,269,588                Defined           2,269,588
Darling International Inc.      Common      237266101    23,304  5,406,930                Defined           5,406,930
International Steel Group, Inc. Common      460377104     2,714     80,528                Defined              80,528
International Steel Group, Inc. Common      460377104     5,648    167,600                Defined             167,600
Lucent Technologies Inc.        Common      549463107     1,451    457,839                Defined             457,839
Lucent Technologies Inc.        Common      549463107     2,866    904,182                Defined             904,182
MCI Inc.                        Common      552691107        27      1,622                Defined               1,622
MCI Inc.                        Common      552691107        82      4,879                Defined               4,879
Metal Management Inc.           Common New  591097209     4,481    246,478                Defined             246,478
Metal Management Inc.           Common New  591097209    10,335    568,500                Defined             568,500
Metal Management Inc.           Common New  591097209        81        253         Call   Defined                 253
Metal Management Inc.           Common New  591097209       208        650         Call   Defined                 650
Newalliance Bancshares Inc.     Common      650203102       608     42,400                Defined              42,400
Newalliance Bancshares Inc.     Common      650203102     1,435    100,000                Defined             100,000
NRG Energy Inc.                 Common New  629377508     3,839    142,500                Defined             142,500
NRG Energy Inc.                 Common New  629377508     9,429    350,000                Defined             350,000
NRG Energy Inc.                 Common New  629377508     2,276     84,487                Defined              84,487
NRG Energy Inc.                 Common New  629377508     6,274    232,904                Defined             232,904
ON Semiconductor Corp.          Common      682189105       587    187,500                Defined             187,500
ON Semiconductor Corp.          Common      682189105     1,565    500,000                Defined             500,000
Parametric Technology Corp.     Common      699173100     1,275    241,439                Defined             241,439
Parametric Technology Corp.     Common      699173100     3,222    610,221                Defined             610,221
Primedia Inc.                   Common      74157K101     1,548    658,810                Defined             658,810
Primedia Inc.                   Common      74157K101     3,287  1,398,852                Defined           1,398,852
Pulte Homes, Inc.               Common      745867101       101        920         Put    Defined                 920
Pulte Homes, Inc.               Common      745867101       220      2,000         Put    Defined               2,000
Rite Aid Corp.                  Common      767754104     1,532    435,343                Defined             435,343
Rite Aid Corp.                  Common      767754104     3,773  1,071,977                Defined           1,071,977
Sprint Corp.                    Common FON  852061100       456     22,667                Defined              22,667
Sprint Corp.                    Common FON  852061100     1,007     50,000                Defined              50,000
Telewest Global Inc.            Common      87956T107     2,905    250,000                Defined             250,000
Tenet Healthcare Corp.          Common      88033G100       191        890         Put    Defined                 890
Tenet Healthcare Corp.          Common      88033G100       430      2,000         Put    Defined               2,000
Terra Industries Inc.           Common      880915103     3,267    377,276                Defined             377,276
Terra Industries Inc.           Common      880915103     8,001    923,882                Defined             923,882
UbiquiTel Inc.                  Common      903474302     2,640    659,931                Defined             659,931
UbiquiTel Inc.                  Common      903474302     6,277  1,569,313                Defined           1,569,313
Williams Companies Inc.         Common      969457100    16,514  1,364,801                Defined           1,364,801
Williams Companies Inc.         Common      969457100    39,706  3,281,500                Defined           3,281,500
Winn-Dixie Stores Inc.          Common      972480109        36        180         Put    Defined                 180
Winn-Dixie Stores Inc.          Common      972480109       200      1,000         Put    Defined               1,000
Xerox Corp                      Common      984121103     6,844    486,096                Defined             486,096
Xerox Corp                      Common      984121103    17,155  1,218,400                Defined           1,218,400
                                                        250,154
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